Accumulated Other Comprehensive Income (Loss), Net of Tax	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax

18 Accumulated Other Comprehensive Income (Loss), net of Tax

The changes in accumulated other comprehensive income (loss) by component and related tax effects for each period were as follows:

	2015			2014			2013
	Before tax	Tax	Net of tax	Before tax	Tax	Net of tax	Before tax	Tax	Net of tax

Change in net investment hedge	(190)	—	(190)	(214)	—	(214)	68	—	68
Change in fair value cash flow hedges	(2)	—	(2)	—	—	—	(9)	—	(9)
Less: adjustment for (gains) losses on fair value cash flow hedges	2	—	2	2	—	2	5	—	5
Change in foreign currency translation adjustment	131	—	131	140	—	140	(27)	—	(27)
Change in net actuarial gain (loss)	28	3	31	(68)	2	(66)	20	(10)	10
Change in unrealized gains (losses) available-for-sale securities	(1)	—	(1)	1	—	1	—	—	—

Total other comprehensive income (loss)	(32)	3	(29)	(139)	2	(137)	57	(10)	47